Fees Summary	Jun. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 973,000
Previously Paid Amount	0.00
Total Fee Amount	148.97
Total Offset Amount	0.00
Net Fee	148.97
Narrative - Max Aggregate Offering Price	$ 973,000
Final Prospectus	true